Restructuring Charges	6 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charges
12.	Restructuring Charges

During the three and six months ended June 30, 2014, the Company recorded restructuring (reversal) charges of $(0.2) million ($1.8 million – 2013) and $0.4 million ($3.8 million – 2013), respectively. The restructuring charges in 2014 relate to the termination of the employment of certain seafarers from the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014 and the reversal of an accrual for costs related to the reorganization of the Company’s marine operations. The restructuring charges in 2013 primarily relate to reorganization of the Company’s marine operations intended to create better alignment with its conventional tanker business unit and its three publicly-listed subsidiaries and a lower cost organization. The Company does not expect to incur further restructuring charges associated with this reorganization.

At June 30, 2014 and December 31, 2013, $1.6 million and $4.9 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets.